Accounts Receivable And Other Receivables - Summary of Accounts Receivable and Other Receivable (Parenthetical) (Details) - Client	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Trade And Other Accounts Receivables [Abstract]
Trade accounts receivable description from client	As at March 31, 2019, amounts owing from one client represented, individually, more than 10% of the total trade accounts receivable and, globally, 14% of the total trade accounts receivable (two clients represented 41% of the total trade accounts receivable as at March 31, 2018).
Number of clients represents individually more than 10% of total trade accounts receivable	1
Number of clients represents globally 14% of total trade accounts receivable	1
Number of clients represents globally 41% of total trade accounts receivable		2